UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

ANNUAL REPORT

March 31, 2013

Managers Commentary

May 29th, 2013

Dear Fellow Shareholder:

The Philadelphia Investment Partners (“PIP”) New Generation Fund’s Net Asset Value (NAV) at its fiscal year-end of March 31st, 2013 was $15.01.  The Fund was up 1.59% for the 1-year period ending 03/31/2013 and up 3.01% since inception (Inception Date 06/08/2011).  During the same respective periods, the Fund’s benchmarks – S&P 500 Index, Russell 2000 Index and MSCI EAFE Index – performed as follows: S&P 500 13.96% & 14.84%; Russell 2000 16.30% & 24.06%; MSCI EAFE 12.01% & 5.79%.

The Fund’s underperformance during the past fiscal year can be attributed primarily to additional “Short” positions as well its asset allocation, and secondarily to the Fund’s individual stock positions.  As of 03/31/2013, the Fund is at its smallest net long ratio (roughly 70% to total assets) since inception. Meaning that on a percentage basis, there are more short positions in the portfolio than in previous periods. In addition, the underperformance can be explained by its current asset allocation model.  The Fund’s exposure to international names is higher than in previous periods.  The international markets have underperformed the US domestic markets during this time frame which subsequently has led to additional underperformance. Lastly, underperformance can be attributed to the Fund’s allocation to higher beta names; most notably Freeport–Mc MoRan, Joy Global, Cirrus Logic and Apple.  These higher beta names have dramatically underperformed their benchmark indexes which in turn have led to additional underperformance by the Fund. Unfortunately, this combination of circumstances has negatively impacted the Fund over the short-term.  However, in the long-term, we feel the Fund’s current make-up will prove to be a value-added proposition for its shareholders as well as provide additional benefits in the overall portfolio management process.

The PIP New Generation Fund utilizes a proprietary long/short investment strategy of deploying assets into 3 separate asset classes: US Large Cap, US Small Cap and International.  Each asset class operates as a stand-alone long/short portfolio not only to maintain diversification, but also to potentially produce Alpha (i.e. outperformance of the benchmark index) relative to its respective benchmarks.  This is achieved by concentrating the portfolio in industries and/or sectors the portfolio manager feels would be beneficial to the overall portfolio.  PIP’s portfolio managers select the individual portfolio positions through a proprietary “Relative Value” model.  The model utilizes various factors to compare each potential investment with the average of the sector’s peer group in order to discover potential investment opportunities.

We feel our Fund and its global, long/short investment approach is most effective as a complimentary investment tool when used within a traditional, long only asset allocation model.  The Fund’s use within such a model may prove beneficial by lowering the beta, correlation and standard deviation level within the overall portfolio.  We feel our Fund is and will continue to be a value-added investment option for the foreseeable future.

In closing, we feel that due to the Fund’s global-macro, fundamental investment style coupled with its long/short allocation, the PIP New Generation Fund (“PIPGX”) is well positioned to take advantage of the uncertain nature of the global equity markets.  One of the biggest endeavors of a new mutual fund is to attract new investors who believe in your firm and its investment strategy.  With that being said, we cannot stress enough our extreme gratitude to our shareholders for believing in our philosophy and in us. Thank you very much for investing alongside us in the PIP New Generation Fund.

Best regards,

Peter C. Zeuli, CFA

CIO/Head Portfolio Manager

pzeuli@piplp.com

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2013 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS AS OF 3/31/2013

	One Year	Since Inception	Ending Value
Philadelphia Investment Partners New Generation Fund (With Load)	-3.24%	0.28%	$ 10,051
Philadelphia Investment Partners New Generation Fund (Without Load)	1.59%	3.01%	$ 10,552
S&P 500 Index	13.96%	14.84%	$ 12,703

This chart assumes an initial investment of $10,000 made on the closing of June 8, 2011 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. The Fund's performance reflects the deduction for fees and expenses. The Fund's performance is measured against the S&P 500. Investors cannot invest directly in an index.

If you purchase shares of the Philadelphia Investment Partners New Generation Fund, you will pay an initial sales charge of 4.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Portfolio composition is subject to change.

Excludes securities sold short and options written.

Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	March 31, 2013

Shares		Value

COMMON STOCK - 75.47%

Apparel Stores - 1.98%
2,500	Ann, Inc. *	$ 72,550
3,500	Ann, Inc. (*) (***)	101,570
		174,120
Application Software - 1.95%
2,000	Microsoft Corp.	57,210
4,000	Microsoft Corp. ***	114,420
		171,630
Biotechnology - 2.88%
2,750	Alexion Pharmaceuticals, Inc. *	253,385

Broadcasting-Radio - 2.62%
75,000	Sirius XM Radio, Inc. ***	231,000

Business Services - 2.05%
4,500	The Western Union Co.	67,680
7,500	The Western Union Co. ***	112,800
		180,480
CATV Systems - 3.27%
1,500	Time Warner Cable, Inc.	144,090
1,500	Time Warner Cable, Inc. ***	144,090
		288,180
Catalog & Mail Order Houses - 2.42%
800	Amazon.com, Inc. (*) (***)	213,192

Chemicals - Major Diversified - 1.95%
1,500	E. I. du Pont de Nemours and Co.	73,740
2,000	E. I. du Pont de Nemours and Co. ***	98,320
		172,060
Cigarettes - 2.11%
250	Philip Morris International, Inc.	23,177
1,750	Philip Morris International, Inc. ***	162,243
		185,420
Copper - 2.42%
2,850	Freeport-McMoRan Copper & Gold, Inc.	94,335
3,600	Freeport-McMoRan Copper & Gold, Inc. ***	119,160
		213,495
Department Stores - 1.99%
1,250	The TJX Companies, Inc.	58,437
2,500	The TJX Companies, Inc. ***	116,875
		175,312
Diversified Computer Systems - 2.06%
370	International Business Machines Corp.	78,921
480	International Business Machines Corp. ***	102,384
		181,305
Diversified Investments - 2.09%
790	The Goldman Sachs Group, Inc.	116,249
460	The Goldman Sachs Group, Inc. ***	67,689
		183,938
Farm & Construction Machinery - 1.97%
850	Caterpillar, Inc.	73,924
1,150	Caterpillar, Inc. ***	100,016
		173,940
Farm Machinery & Equipment - 2.37%
1,250	Joy Global, Inc.	74,400
2,250	Joy Global, Inc. ***	133,920
		208,320
Food - Major Diversified - 2.17%
4,000	Annies, Inc. *	153,040
1,000	Annies, Inc. (*) (***)	38,260
		191,300
General Entertainment - 3.13%
105	Priceline.com, Inc. *	72,257
295	Priceline.com, Inc. (*) (***)	203,008
		275,265
Internet Information Providers - 2.25%
250	Google Inc. Class A (*) (***)	198,547

Investment Brokerage-National - 0.82%
3,500	TD Ameritrade Holding Corp. ***	72,170

Major Integrated Oil & Gas - 2.36%
1,750	Chevron Corp.	207,935

Management Services - 2.16%
650	Accenture PLC Class A (Ireland)	49,380
1,850	Accenture PLC Class A (Ireland) ***	140,545
		189,925
Money Center Banks - 4.38%
1,000	JP Morgan Chase & Co.	47,460
3,000	JP Morgan Chase & Co. ***	142,380
1,250	Royal Bank of Canada	75,375
2,000	Royal Bank of Canada ***	120,600
		385,815
Mortgage Investment - 1.46%
6,000	Invesco Mortgage Capital, Inc.	128,340

Networking & Communication Devices - 2.37%
8,000	Cisco Systems, Inc.	167,160
2,000	Cisco Systems, Inc. ***	41,790
		208,950
Oil & Gas Refining & Marketing. - 2.92%
1,000	HollyFrontier Corp.	51,450
4,000	HollyFrontier Corp. ***	205,800
		257,250
Personal Computers - 2.26%
50	Apple, Inc.	22,133
400	Apple, Inc. ***	177,064
		199,197
Processed & Packaged Goods - 2.58%
4,000	Green Mountain Coffee Roasters, Inc. *	227,040

Restaurants - 2.26%
2,000	McDonald's Corp.	199,380

Semiconductor-Broad Line - 0.82%
2,000	Avago Technologies Ltd.	71,800

Semiconductor-Specialized - 1.29%
5,000	Cirrus Logic, Inc. *	113,750

Shipping - 3.00%
10,000	DryShips, Inc. *	20,400
2,000	Nordic American Tankers Ltd.	23,100
4,500	Ship Finance International Ltd.	79,380
8,000	Ship Finance International Ltd. ***	141,120
		264,000
Specialty Eateries - 2.26%
500	Starbucks Corp.	28,475
3,000	Starbucks Corp. ***	170,850
		199,325
Sporting Goods - 0.86%
1,500	Sturm, Ruger & Co., Inc. ***	76,095

Telecom Services-Domestic - 1.99%
1,675	CenturyLink, Inc.	58,843
3,325	CenturyLink, Inc. ***	116,807
		175,650

TOTAL FOR COMMON STOCK (Cost $5,916,304) - 75.47%		$ 6,647,511

EXCHANGE TRADED FUNDS - 16.36%
500	iPath MSCI India Index ETN *	28,600
2,500	iPath MSCI India Index ETN (*) (***)	143,000
7,000	IQ Global Agribusiness Small Cap	185,577
4,500	iShares FTSE China 25 Index Fund	166,185
1,525	iShares MSCI Brazil Capped Index Fund	83,082
1,475	iShares MSCI Brazil Capped Index Fund ***	80,358
5,000	iShares MSCI Germany Index	122,350
3,000	iShares MSCI Germany Index ***	73,410
7,000	iShares MSCI Hong Kong Index	138,880
3,000	iShares MSCI Hong Kong Index ***	59,520
6,000	Market Vectors TR Russia ETF ***	166,500
400	SPDR Gold Shares *	61,788
850	SPDR Gold Shares (*) (***)	131,300

TOTAL EXCHANGE TRADED FUNDS (Cost $1,409,123) - 16.36%		1,440,550

LIMITED PARTNERSHIPS - 2.25%
4,650	Blackstone Group L.P.	91,977
5,350	Blackstone Group L.P. ***	105,823

TOTAL FOR LIMITED PARTNERSHIPS (Cost $158,104) - 2.25%		197,800

REAL ESTATE INVESTMENT TRUSTS - 0.25%
2,000	Newcastle Investment Corp.	22,340

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $21,625) - 0.25%		22,340

PUT OPTIONS - 0.84% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
200	April 2013 Put @ $440.00	1,990

	Accenture plc
1,500	May 2013 Put @ $70.00	600

	Alexion Pharmaceuticals, Inc.
1,500	April 2013 Put @ $85.00	750

	Amazon.com, Inc.
400	April 2013 Put @ $260.00	1,340

	Ann, Inc.
3,000	April 2013 Put @ $29.00	2,670

	Annie's, Inc.
2,500	April 2013 Put @ $40.00	6,000

	Blackstone Group L.P.
5,000	April 2013 Put @ $19.00	1,750

	Caterpillar, Inc.
1,000	April 2013 Put @ $85.00	890

	CenturyLink, Inc.
2,500	April 2013 Put @ $33.00	250

	Chevron Corp.
1,000	April 2013 Put @ $110.00	180

	Cisco Systems, Inc.
4,000	April 2013 Put @ $20.00	520

	E. I. du Pont de Nemours and Co.
2,000	April 2013 Put @ $47.00	260

	iShares FTSE China 25 Index Fund
2,300	April 2013 Put @ $36.00	920

	iShares MSCI Germany Index Fund
4,000	April 2013 Put @ $24.00	1,320

	iShares MSCI Hong Kong Index Fund
5,500	April 2013 Put @ $19.00	825

	iShares MSCI Brazil Capped Index Fund
1,700	April 2013 Put @ $54.00	1,207

	Freeport-McMoRan Copper & Gold, Inc.
3,400	April 2013 Put @ $32.00	1,530

	SPDR Gold Shares
600	April 2013 Put @ $147.00	102

	Google, Inc.
200	April 2013 Put @ $780.00	3,220

	The Goldman Sachs Group, Inc.
600	April 2013 Put @ $145.00	1,500

	Green Mountain Coffee Roasters, Inc.
2,000	April 2013 Put @ $50.00	800

	Herbalife, Ltd.
4,000	April 2013 Put @ $33.00	2,000

	HollyFrontier Corp.
1,500	April 2013 Put @ $49.50	1,275

	International Business Machines Corp.
400	April 2013 Put @ $200.00	284

	Invesco Mortgage Capital, Inc.
2,500	April 2013 Put @ $20.00	125

	J.C. Penney Co., Inc.
4,000	April 2013 Put @ $14.00	1,520

	Joy Global, Inc.
2,200	April 2013 Put @ $57.50	1,936

	JPMorgan Chase & Co.
2,000	April 2013 Put @ $48.00	2,900

	McDonald's Corp
1,000	April 2013 Put @ $92.50	90

	Microsoft Corp.
3,000	April 2013 Put @ $26.00	120

	Priceline.com, Inc.
200	April 2013 Put @ $680.00	1,934

	Philip Morris International, Inc.
1,100	April 2013 Put @ $87.50	209

	Market Vectors Russia ETF
3,000	April 2013 Put @ $28.00	1,950

	Russell 2000 Index
8,000	April 2013 Put @ $845.00	6,480

	Royal Bank of Canada
1,500	April 2013 Put @ $60.00	975

	S&P 500 Index
8,000	April 2013 Put @ $1,390.00	4,000

	Ship Finance International, Ltd.
30,000	May 2013 Put @ $17.50	16,500

	Sirius XM Radio, Inc.
43,000	April 2013 Put @ $3.00	1,720

	Starbucks Corp.
1,800	April 2013 Put @ $55.00	792

	Time Warner Cable, Inc.
1,500	April 2013 Put @ $87.50	150

	The TJX Companies, Inc.
1,800	April 2013 Put @ $42.50	90

	The Western Union Company
6,000	April 2013 Put @ $14.00	300

	Total (Premiums Paid $103,202) - 0.84%	73,974

CALL OPTIONS - 1.61% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Accenture plc
700	May 2013 Call @ $75.00	1,330

	Alexion Pharmaceuticals, Inc.
500	May 2013 Call @ $100.00	800

	Amazon.com, Inc.
200	May 2013 Call @ $32.00	1,130

	Ann, Inc.
1,500	June 2013 Call @ $32.00	1,388

	Annie's, Inc.
1,000	June 2013 Call @ $40.00	1,950

	Apple, Inc.
400	April 2013 Call @ $465.00	1,560
300	May 2013 Call @ $435.00	7,335
		8,895
	Avago Technologies Ltd.
2,500	May 2013 Call @ $35.00	4,375

	Blackstone Group L.P.
3,700	June 2013 Call @ $19.00	5,180

	Caterpillar, Inc.
500	May 2013 Call @ $95.00	145

	CenturyLink, Inc.
1,100	April 2013 Call @ $43.00	55
1,500	July 2013 Call @ $33.00	3,825
		3,880
	Chevron Corp.
500	May 2013 Call @ $125.00	235

	Cisco Systems, Inc.
2,000	April 2013 Call @ $22.00	80

	Consumer Discret Select Sector
3,200	April 2013 Call @ $55.00	160

	Consumer Staples Select Sector SPDR
4,000	April 2013 Call @ $40.00	800

	E.I. Du Pont de Nemours & Co.
1,000	July 2013 Call @ $52.50	410

	Financial Select Sector SPDR
9,500	April 2013 Call @ $78.00	3,610

	Freeport-McMoRan Copper & Gold Inc.
6,000	May 2013 Call @ $32.00	10,860

	The Goldman Sachs Group, Inc.
300	July 2013 Call @ $160.00	882

	Google, Inc.
100	April 2013 Call @ $870.00	205

	Green Mountain Coffee Roasters, Inc.
1,000	May 2013 Call @ $57.50	4,650

	Herbalife Ltd.
6,000	April 2013 Call @ $43.00	2,100

	HollyFrontier Corp.
3,000	June 2013 Call @ $54.00	6,900

	Industrial Select Sector SPDR
3,700	April 2013 Call @ $44.00	259

	International Business Machines Corp.
200	May 2013 Call @ $220.00	394

	iShares FTSE China 25 Index Fund
1,000	April 2013 Call @ $42.00	10

	iShares MSCI Brazil Capped Index Fund
1,000	June 2013 Call @ $59.00	290

	iShares MSCI Germany Index Fund
1,000	July 2013 Call @ $27.00	175

	iShares MSCI Hong Kong Index Fund
2,500	June 2013 Call @ $21.00	250

	iShares MSCI Japan Index Fund
5,000	April 2013 Call @ $10.00	3,900

	iShares MSCI Switzerland Capped Index Fund
3,000	April 2013 Call @ $30.00	600

	iShares S&P SmallCap 600 Growth Index Fund
1,500	April 2013 Call @ $95.00	787

	iShares S&P 500 Value Index Fund
2,000	April 2013 Call @ $72.00	4,350

	iShares S&P 500 Growth Index Fund
1,100	April 2013 Call @ $82.00	1,183

	Joy Global, Inc.
1,600	April 2013 Call @ $65.00	448

	J.P. Morgan Chase & Co.
1,000	May 2013 Call @ $52.50	120

	Market Vectors Russia ETF
1,500	May 2013 Call @ $32.00	75

	McDonald's Corp.
500	May 2013 Call @ $105.00	130

	Microsoft Corp.
1,500	May 2013 Call @ $29.00	735

	Newcastle Investment Corp.
2,500	May 2013 Call @ $10.00	3,250

	Oracle Corp.
5,000	June 2013 Call @ $32.00	7,300

	Phillip Morris International, Inc.
500	June 2013 Call @ $95.00	755

	Priceline.com, Inc.
100	May 2013 Call @ $755.00	792

	PulteGroup, Inc.
5,000	May 2013 Call @ $20.00	6,300

	Royal Bank of Canada
600	April 2013 Call @ $65.00	30
800	July 2013 Call @ $65.00	120
		150
	Ship Finance International Ltd.
6,500	April 2013 Call @ $15.00	16,737

	Sirius XM Radio, Inc.
10,000	June 2013 Call @ $3.50	300

	SPDR Gold Shares
400	May 2013 Call @ $170.00	56

	Starbucks Corp.
1,000	May 2013 Call @ $62.50	280

	Sturm Ruger & Co., Inc.
1,000	April 2013 Call @ $40.50	10,150
7,500	April 2013 Call @ $60.50	375
		10,525
	TD Ameritrade Holding Corp.
2,000	May 2013 Call @ $20.50	1,500

	Technology Select Sector SPDR
5,000	April 2013 Call @ $31.00	300

	Time Warner Cable, Inc.
500	April 2013 Call @ $105.00	25
800	July 2013 @ $97.50	2,456
		2,481
	TJX Companies, Inc.
1,000	July 2013 Call @ $47.50	1,350

	United States Natural Gas
5,000	April 2013 Call @ $24.00	400

	Vanguard MSCI Europe ETF
4,000	April 2013 Call @ $53.00	800

	Vanguard Small Cap Value ETF
1,500	April 2013 Call @ $82.00	1,762

	The Western Union Co.
3,000	May 2013 Call @ $15.00	1,770

	Zagg, Inc.
10,000	May 2013 Call @ $3.00	5,600
10,000	August 2013 Call @ $8.00	6,100
		11,700

	Total (Premiums Paid $151,925) - 1.61%	142,179

SHORT TERM INVESTMENTS - 13.13%
1,156,096	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $1,156,096)	1,156,096

TOTAL INVESTMENTS (Cost $8,916,379) - 109.91%		$ 9,680,450

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.91)%		(872,915)

NET ASSETS - 100.00%		$ 8,807,535

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at March 31, 2013.
*** Securities held as collateral for securities sold short and written options at March 31, 2013.

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	March 31, 2013

Shares		Value

EXCHANGE TRADED FUNDS *
3,000	Consumer Discret Select Sector SPDR	$ 159,000
4,000	Consumer Staples Select Sector SPDR	159,080
9,500	Financial Select Sector SPDR	172,985
4,000	Industrial Select Sector SPDR	167,040
6,000	ishares MSCI Switzerland Index	176,160
3,100	iShares S&P 500 Growth Index	255,378
3,500	iShares S&P 500 Value Index	258,300
1,500	iShares S&P SmallCap 600 Growth	140,835
2,000	iShares S&P SmallCap 600 Index	174,120
8,500	Schwab Emerging Markets Equity ETF	217,175
5,500	Technology Select Sector SPDR	166,485
4,750	Vanguard MSCI Europe ETF	233,368
2,500	Vanguard Small Cap Value ETF	205,375

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,127,214)		$ 2,485,301

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
March 31, 2013

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Accenture PLC
April 2013 Call @ $82.50	2,700	$ 81

Alexion Pharmaceuticals, Inc.
April 2013 Call @ $100.00	2,700	702

Amazon.com, Inc.
April 2013 Call @ $300.00	800	128

Ann, Inc.
April 2013 Call @ $34.00	6,000	300

Annie's, Inc.
April 2013 Call @ $45.00	5,000	750

Apple Inc.
May 2013 Call @ $500.00	400	1,720

Blackstone Group L.P.
April 2013 Call @ $22.00	10,000	400

Caterpillar Inc.
April 2013 Call @ $100.00	1,700	51

CenturyLink, Inc.
April 2013 Call @ $36.00	5,000	1,000

Chevron Corp.
April 2013 Call @ $125.00	1,700	119

iShares MSCI Brazil Capped Index Fund
April 2013 Call @ $60.00	3,200	96

Facebook, Inc.
April 2013 Call @ $31.00	5,000	100

Freeport-McMoRan Copper & Gold Inc.
April 2013 Call @ $37.00	6,700	402

Google Inc.
April 2013 Call @ $900.00	300	180

The Goldman Sachs Group, Inc.
April 2013 Call @ $165.00	1,100	121

Green Mountain Coffee Roasters, Inc.
April 2013 Call @ $55.00	2,000	6,400
April 2013 Call @ $60.00	2,000	1,880
		8,280
Herbalife, Ltd.
April 2013 Call @ $41.00	6,000	4,200

HollyFrontier Corp.
April 2013 Call @ 59.50	5,000	500
June 2013 Call @ $59.00	4,000	3,800
		4,300
International Business Machines Corp.
April 2013 Call @ $225.00	800	432

iShares FTSE China 25 Index Fund
April 2013 Call @ $40.50	4,500	68

JPMorgan Chase & Co.
April 2013 Call @ $52.50	4,000	80

Microsoft Corp.
April 2013 Call @ $29.00	3,000	930

Philipp Morris International, Inc.
April 2013 Call @ $95.00	2,200	946

Priceline.com Inc.
April 2013 Call @ $785.00	400	92

Sirius XM Radio, Inc.
April 2013 Call @ $3.50	87,000	870
May 2013 Call @ $3.50	85,000	2,550
		3,420
SPDR Gold Shares
April 2013 Call @ $162.00	1,200	132

Starbucks Corp.
April 2013 Call @ $62.50	3,500	140

Sturm, Ruger & Co. Inc.
April 2013 Call @ $55.50	4,000	800

Time Warner Cable, Inc.
April 2013 Call @ $97.50	3,700	3,145

United States Natural Gas
April 2013 Call @ $22.00	5,000	2,650

Total (Premiums Received $61,314)		35,765

PUT OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Put	Value

Apple Inc.
April 2013 Put @ $430.00	400	2,460

Caterpillar, Inc.
April 2013 Put @ $82.50	1,000	380

Cirrus Logic, Inc.
April 2013 Put @ $21.00	2,500	750

Facebook, Inc.
April 2013 Put @ $25.00	5,000	2,400

Herbalife, Ltd.
April 2013 Put @ $35.00	8,000	7,200

iShares S&P SmallCap 600 Growth Fund
April 2013 Put @ $82.00	1,500	300

iShares S&P 500 Value Index
April 2013 Put @ $62.00	2,000	300

iShares S&P 500 Growth Index
April 2013 Put @ $70.00	1,100	165

J.C. Penny Company, Inc.
April 2013 Put @ $18.00	7,000	21,000

Joy Global, Inc.
April 2013 Put @ $55.00	3,200	1,152

Oracle Corp.
June 2013 Put @ $30.00	5,000	2,400

Russell 2000 Index
April 2013 Put @ $880.00	8,000	13,040

S&P 500 Index
April 2013 Put @ $1,440.00	8,000	8,800

Ship Finance International Ltd.
May 2013 Put @ $20.00	15,000	37,500

Sturm, Ruger & Co. Inc.
April 2013 Put @ $50.50	3,000	4,950

United States Natural Gas Fund, LP
April 2013 Put @ $22.00	5,000	3,350

Vanguard MSCI Europe ETF
April 2013 Put @ $46.00	4,000	1,000

Vanguard Small-Cap Value ETF
April 2013 Put @ $74.00	1,500	225

Consumer Discretionary SPDR
April 2013 Put @ $48.00	2,000	800

Total (Premiums Received $125,022)		108,172

TOTAL WRITTEN OPTIONS (Premium Received $186,336)		$ 143,937

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
March 31, 2013

Assets:
Investments in Securities, at Value (Cost $8,916,379)	$ 9,680,450
Cash	1,721,242
Receivables:
Due from Adviser	71,707
Dividends and Interest	6,463
Portfolio Securities Sold	244,527
Prepaid Expenses	12,070
Total Assets	11,736,459
Liabilities:
Covered Options Written, at Value (Premium Received $186,336)	143,937
Securities Sold Short, at Value (Proceeds $2,127,214)	2,485,301
Payables:
Portfolio Securities Purchased	251,830
Dividends on Securities Sold Short	3,614
Interest on Securities Sold Short	530
Accrued Expenses	43,712
Total Liabilities	2,928,924
Net Assets	$ 8,807,535

Net Assets Consist of:
Paid In Capital	$ 8,473,483
Accumulated Undistributed Net Investment Income	3,176
Accumulated Undistributed Realized Gain on Investments	(117,507)
Unrealized Appreciation in Value of Investments	448,383
Net Assets	$ 8,807,535

Shares Outstanding	586,596

Net Asset Value and Redemption Price Per Share	$ 15.01

Maximum Offering Price Per Share ($15.01/0.9525)	$ 15.76

Short-Term Redemption Price Per Share ($15.01 x 0.98) *	$ 14.71

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Operations
For the Year Ended March 31, 2013

Investment Income:
Dividends	$ 204,209
Interest	166
Total Investment Income	204,375

Expenses:
Advisory Fees (Note 4)	112,443
Transfer Agent & Accounting Fees	23,910
Service Fees (Note 5)	18,866
Registration Fees	3,346
Professional Fees	90,490
Insurance Fees	17,969
Miscellaneous Fees	11,522
Custodial Fees	6,731
Offering Fees	1,837
Trustee Fees	9,532
Printing and Mailing	180
Interest on Securities Sold Short	61,676
Dividends on Securities Sold Short	53,824
Total Expenses	412,326
Fees Waived and Reimbursed by the Advisor (Note 4)	(148,967)
Net Expenses	263,359

Net Investment Loss	(58,984)

Realized Gain/(Loss) on:
Investments in Securities	487,086
Investments in Options	(495,156)
Options Written	710,220
Securities Sold Short	(122,703)
Net Realized Gain on Investments, Options and Securities Sold Short	579,447

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(183,005)
Investments in Options	(41,812)
Options Written	10,736
Securities Sold Short	(156,292)
Change in Unrealized Appreciation/Depreciation	(370,373)

Net Realized and Unrealized Gain on Investments	209,074

Net Increase in Net Assets Resulting from Operations	$ 150,090

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended *
	March 31, 2013	March 31, 2012
Increase/Decrease in Net Assets From Operations:
Net Investment Loss	$ (58,984)	$ (27,183)
Net Realized Gain/Loss on Investments in Securities	487,086	(286,322)
Net Realized Loss on Investments in Options	(495,156)	-
Net Realized Gain on Options Written	710,220	91,218
Net Realized Loss on Securities Sold Short	(122,703)	(25,385)
Change in Unrealized Appreciation/Depreciation on Investments in Securities	(183,005)	988,888
Change in Unrealized Appreciation/Depreciation on Investments in Options	(41,812)	31,663
Change in Unrealized Appreciation/Depreciation on Options Written	10,736	-
Change in Unrealized Appreciation/Depreciation on Securities Sold Short	(156,292)	(201,795)
Net Increase/Decrease in Net Assets Resulting from Operations	150,090	571,084

Distributions to Shareholders:
Realized Gains	(399,125)	-
Total Dividends and Distributions Paid to Shareholders	(399,125)	-

Capital Share Transactions (Note 6)	1,499,754	6,885,732

Total Increase in Net Assets	1,250,719	7,456,816

Net Assets:
Beginning of Period	7,556,816	100,000

End of Period (including accumulated undistributed net investment Income of $3,176 and $0, respectively)	$ 8,807,535	$ 7,556,816

* For the period June 8, 2011 (commenced operations) through March 31, 2012.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended	(a)
	March 31, 2013	March 31, 2012

Net Asset Value, at Beginning of Period	$ 15.58	$ 15.00

Income From Investment Operations:
Net Investment Loss *	(0.12)	(0.09)
Net Realized and Unrealized Gain/(Loss) on Investments	0.34	0.67
Total from Investment Operations	0.22	0.58

Distributions:
Net Investment Income	-	-
Realized Gains	(0.79)	-
Total from Distributions	(0.79)	-

Net Asset Value, at End of Period	$ 15.01	$ 15.58

Total Return ** (b)	1.59%	3.87%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,808	$ 7,557
Before Waiver:
Ratio of Expenses to Average Net Assets	5.46%	6.80%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.93%	5.71%	***
After Waiver:
Ratio of Expenses to Average Net Assets	3.49%	3.05%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(0.78)%	(0.78)%	***
Portfolio Turnover	91.43%	120.12%

(a) For the period June 8, 2011 (commenced operations) through March 31, 2012
(b) Not Annualized for periods less than one year.
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2013

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities.

The Board of Trustees (the “Board”) is authorized to engage an investment adviser and it has selected Philadelphia Investment Partners, LLC (the “Investment Adviser”) to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Adviser is a New Jersey limited liability company that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Adviser provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Adviser at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Adviser, pursuant to guidelines established by the Board of Trustees and under the ultimate oversight of the Board of Trustees, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Fund may be delayed or limited.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was $494 in redemption fees collected for the Fund during the year ended March 31, 2013, and included in the capital share transactions on the Statement of Changes.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended March 31, 2013, related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended March 31, 2013, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Organization and Offering Costs- Organizational expenses and offering costs relating to the Trust and the Fund have been incurred. Expenses incurred by the Trust and the Fund in connection with their organization were expensed as incurred. Offering costs were accounted for as deferred costs which were amortized on a straight-line basis over a twelve month period.

Reclassification of Capital Account: GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.  On March 31, 2013, accumulated undistributed net investment income was increased by $62,160, accumulated undistributed realized gain on investments was decreased by $77,340, and paid in capital was increased by $15,180.

Subsequent events- Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2013:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 6,647,511	-	-	$ 6,647,511
Exchange Traded Funds	1,440,550	-	-	1,440,550
Limited Partnerships	197,800	-	-	197,800
Real Estate Investment Trusts	22,340			22,340
Put Options Purchased	73,974	-	-	73,974
Call Options Purchased	142,179	-	-	142,179
Short-Term Investments:
Invesco Stit Liquid Assets Portfolio Private Class	1,156,096	-	-	1,156,096

Total	$ 9,680,450	-	-	$ 9,680,450

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Exchange Traded Funds	$ (2,485,301)	-	-	$ (2,485,301)
Put Options Written	(108,172)	-	-	(108,172)
Call Options Written	(35,765)	-	-	(35,765)

Total	$ (2,629,238)	-	-	$ (2,629,238)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended March 31, 2013. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Adviser to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Adviser an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Adviser has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending one (1) year after the effective date; the date of the most current prospectus. To the extent that the Investment Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Adviser is subject to approval by the Board. This expense limitation agreement may be terminated prior to October 1, 2013, only with the consent of the Board. For the year ended March 31, 2013, the Adviser earned advisory fees of $112,443, and waived/reimbursed $148,967.  As of March 31, 2013, the Adviser owed the Fund $71,707.

As of March 31, 2013, the following is subject to repayment by the Fund to the Adviser pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2012	March 31, 2015	$131,463
March 31, 2013	March 31, 2016	$148,967

NOTE 5. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan under which the Fund pays third party intermediaries and the Investment Adviser for the provision of certain shareholder services to holders of shares of the Fund a fee at the annual rate of 0.25% of the value of the average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940, as amended, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the year ended March 31, 2013, the third party intermediaries and the Adviser earned servicing fees of $18,866.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at March 31, 2013, was $8,473,483 representing 586,596 shares outstanding.

Transactions in capital stock were as follows:

	Year Ended March 31, 2013		June 8, 2011 (commencement of operations) through March 31, 2012
	Shares	Capital	Shares	Capital
Shares sold	163,982	$ 2,460,305	490,717	$ 7,063,098
Shares reinvested	27,450	399,125	-	-
Shares redeemed	(89,896)	(1,360,170)	(12,323)	(177,366)
Net Increase (Decrease)	101,536	$ 1,499,260	478,394	$ 6,885,732

On June 7, 2011, 6,666 shares were issued, at $15.00 per share, for a total of $100,000.

There was $494 in redemption fees collected for the Fund during the year ended March 31, 2013, and included in the capital share transactions on the Statement of Changes.

NOTE 7. OPTIONS

Transactions in written options during the year ended March 31, 2013, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at March 31, 2012	1,875	$ 119,656
Options written	29,082	2,235,568
Options exercised	(373)	(28,814)
Options expired	(13,354)	(917,485)
Options terminated in closing purchase transaction	(13,642)	(1,222,589)
Options outstanding at March 31, 2013	3,588	$ 186,336

Transactions in purchased options during the year ended March 31, 2013, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at March 31, 2012	1,347	$ 93,671
Options purchased	26,018	2,219,719
Options exercised	(95)	(16,871)
Options expired	(12,112)	(748,595)
Options terminated in closing sale transaction	(11,821)	(1,292,797)
Options outstanding at March 31, 2013	3,337	$ 255,127

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Options written

($143,937)

    Asset

Derivatives

Investments in Securities           $216,153

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended March 31, 2013, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Change in Unrealized Gain/(Loss)
Options Written & Purchased	Realized Gain/(Loss) on Investments in Options and Options Written	$215,064	Change in Unrealized Appreciation/Depreciation on Investments in Options and Options Written	($31,076)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 8. INVESTMENT TRANSACTIONS

For the year ended March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $7,288,488 and $6,921,095, respectively. Purchases and sales of securities sold short aggregated $974,875 and $1,187,957, respectively. Purchases and sales of options aggregated $2,219,743 and $1,563,108, respectively.  Purchases and sales of options written aggregated $1,458,667 and $2,235,567, respectively.

NOTE 9. TAX MATTERS

For the year ended March 31, 2013, the Fund paid a short-term capital gain distribution of $327,962, and a long-term capital gain distribution of $71,163.

For the period June 8, 2011 through March 31, 2012, there were no distributions paid.

At March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary loss	$ 0
Undistributed long term capital gain	264,300
Accumulated earnings	$264,300

Accumulated capital and other gains	$264,300
Unrealized appreciation	69,752
Total accumulated earnings	$334,052

At March 31, 2013, the cost of investments for federal income tax purposes was $6,981,460 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,135,858
Unrealized depreciation	(1,066,106)
Net unrealized appreciation *	$ 69,752

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and straddles and mark to market on 1256 contracts.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal and state tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 10. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2013, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 99.61% of the Fund and may be deemed to control the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Philadelphia Investment Partners New Generation Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Philadelphia Investment Partners New Generation Fund (the Fund) as of March 31, 2013, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from June 8, 2011 (commencement of operations) through March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2013, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and the period June 8, 2011 through March 31, 2012 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
May 30, 2013

Philadelphia Investment Partners New Generation Fund
Expense Illustration
March 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2012 through March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2012	March 31, 2013	October 1, 2012 to March 31, 2013

Actual	$1,000.00	$1,025.14	$9.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.16	$9.85

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

TRUSTEES AND OFFICERS

MARCH 31, 2013 (UNAUDITED)

The following table provides information regarding each Trustee and Officer of the Trust. The mailing address for each Trustee and Officer is c/o the Trust, 1233 Haddonfield-Berlin Road, Suite #7, Voorhees, NJ  08043.

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Interested Trustees:

Peter C. Zeuli Age: 44	Chairman of the Board, Trustee, President, Chief Financial Officer	2010	President and Founder of the Investment Adviser, 2000 to Present.	1	None

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Independent Trustees:

Salvatore M. Cutrona, Sr. Age: 61	Trustee	2010	President, Salvatore M. Cutrona Family Foundation, Inc. ( a private charitable trust supporting educational initiatives) 2003 to present; President, Ledgerock Capital Partners, Inc. (investment and real estate management); Retired Partner, Accenture PLC, (a global management consulting firm) 1973 to 2003	1	None

Ronald H. Shear Age: 70	Trustee	2010	Chairman, G-2 Trading, LLC (a registered broker-dealer), September 2009 to Present; prior thereto, Affiliate, Campo Investment Partners, L.P. (a hedge fund), July 2007 to Present; Independent Trader, January 2007 to July 2007; Founder, Carlin Financial Group (a registered broker-dealer, 1991-2007.	1	None

Eric J. Weinberg Age: 42	Trustee	2010	Founder of Impact Capital Strategies and is its Chief Executive Officer, responsible for all aspects of strategic growth and operations of the firm. (2011 – Present); Former Chief Operating Officer of Guggenheim Venture Partners (2008 – 2011); Adjunct faculty at the Fels Institute of Government at the University of Pennsylvania (1999 – Present)	1	None

John D. Zook Age: 63	Trustee	2010	Founder and Managing Director, Zook Dinon, PA (certified public accountants), 1979 to Present; Faculty Member, Accounting Department, LaSalle University, 1979 to Present	1	None

Officer:
David W. Kuhr Age: 51	Chief Compliance Officer	Since October 1, 2012	Chief Compliance Officer of Ancora Advisors LLC 2003 -2011; Director of Compliance of Ancora Securities, Inc .2003-2011; Director of Compliance of Ancora Capital Inc.2003-2010; Director of Compliance of The Ancora Group, 2010-2011; President of Green Bar Consulting, Inc. 2011 to Present.	1	None

* Board members are elected for an indefinite term. Each Trustee holds office until next annual meeting of shareholders at which Trustees are elected following his or her election or appointment, and until his or her successor has been elected and qualified.

** Currently, there is only one portfolio and no fund complex.

*** Includes directorship of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. “public companies”), or other investment companies registered under the 1940 Act.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

MARCH 31, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-899-8344, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-899-8344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-899-8344 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 W. Nationwide Blvd., Suite 500

Columbus, OH  43215

LEGAL COUNSEL

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of Arts

Philadelphia, PA  19109

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2013

$ 32,500

FY 2012

$ 37,500

(b)

Audit-Related Fees

Registrant

FY 2013

$ 1,500

FY 2012

$ 1,500

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2013

$ 5,750

FY 2012

$ 9,250

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2013

$ 0

FY 2012

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2013

$ 1,500

FY 2012

$ 1,500

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date: June 3, 2013

* Print the name and title of each signing officer under his or her signature.